SIGNIFICANT ACCOUNTING POLICIES (Schedule of Other Intangible Assets Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2016
Core Technology [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	13.00%
Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	16.00%
Trademark [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	12.00%
Customer backlog [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	100.00%